Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Common Stocks– 99.0%
Aerospace & Defense – 2.6%
Airbus SE	90,348	$13,939,736
BAE Systems PLC	3,537,999	50,070,703
General Dynamics Corp	74,958	19,464,344
		83,474,783
Air Freight & Logistics – 1.0%
United Parcel Service Inc	213,917	33,634,170
Airlines – 0.5%
Ryanair Holdings PLC (ADR)*	130,192	17,362,405
Automobiles – 0.3%
Tesla Inc*	36,896	9,167,918
Banks – 6.1%
Bank of America Corp	823,206	27,717,346
BNP Paribas SA	470,742	32,522,122
HDFC Bank Ltd	1,001,097	20,564,256
JPMorgan Chase & Co	373,935	63,606,343
Natwest Group PLC	9,313,609	26,041,263
UniCredit SpA	1,025,175	27,797,501
		198,248,831
Beverages – 3.5%
Constellation Brands Inc - Class A	177,830	42,990,403
Monster Beverage Corp	559,137	32,211,883
Pernod Ricard SA	216,299	38,140,498
		113,342,784
Biotechnology – 2.0%
AbbVie Inc	31,712	4,914,409
Amgen Inc	24,939	7,182,931
Argenx SE (ADR)*	23,351	8,883,421
Ascendis Pharma A/S (ADR)*	56,531	7,120,079
Madrigal Pharmaceuticals Inc*	38,340	8,871,109
Sarepta Therapeutics Inc*	91,941	8,865,871
Vertex Pharmaceuticals Inc*	49,181	20,011,257
		65,849,077
Capital Markets – 3.3%
Ares Management Corp - Class A	131,504	15,638,456
Blackstone Group Inc	185,010	24,221,509
Charles Schwab Corp	386,714	26,605,923
LPL Financial Holdings Inc	89,838	20,448,926
Morgan Stanley	227,527	21,216,893
		108,131,707
Chemicals – 2.9%
Linde PLC	155,003	63,661,282
Sherwin-Williams Co	104,930	32,727,667
		96,388,949
Consumer Finance – 1.2%
Capital One Financial Corp	199,580	26,168,930
OneMain Holdings Inc	235,056	11,564,755
		37,733,685
Diversified Financial Services – 4.2%
Apollo Global Management Inc	224,347	20,906,897
Global Payments Inc	124,358	15,793,466
Mastercard Inc	122,381	52,196,720
Visa Inc	188,394	49,048,378
		137,945,461
Electronic Equipment, Instruments & Components – 2.1%
Hexagon AB - Class B	4,506,879	54,064,668
Keysight Technologies Inc*	86,157	13,706,717
		67,771,385
Entertainment – 1.8%
Liberty Media Corp-Liberty Formula One - Series C*	508,288	32,088,221
Netflix Inc*	57,575	28,032,116
		60,120,337
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	149,655	16,472,526
Boston Scientific Corp*	439,882	25,429,578
Edwards Lifesciences Corp*	185,758	14,164,048
Hoya Corp	58,300	7,288,534
Intuitive Surgical Inc*	14,861	5,013,507

Shares		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
Stryker Corp	37,338	$11,181,237
		79,549,430
Health Care Providers & Services – 1.5%
HCA Healthcare Inc	59,411	16,081,369
UnitedHealth Group Inc	63,332	33,342,398
		49,423,767
Hotels, Restaurants & Leisure – 3.2%
Booking Holdings Inc*	10,109	35,858,847
Entain PLC	1,457,924	18,472,091
McDonald's Corp	172,350	51,103,499
		105,434,437
Independent Power and Renewable Electricity Producers – 1.7%
RWE AG	194,132	8,824,182
Vistra Energy Corp	1,189,388	45,815,226
		54,639,408
Insurance – 3.0%
AIA Group Ltd	1,964,100	17,117,518
Arthur J Gallagher & Co	83,597	18,799,293
Beazley PLC	1,638,374	10,899,108
Intact Financial Corp	53,181	8,182,866
Progressive Corp/The	264,902	42,193,591
		97,192,376
Interactive Media & Services – 5.6%
Alphabet Inc - Class C*	761,398	107,303,820
Meta Platforms Inc - Class A*	212,171	75,100,047
		182,403,867
Life Sciences Tools & Services – 1.0%
Danaher Corp	57,694	13,346,930
Thermo Fisher Scientific Inc	38,384	20,373,843
		33,720,773
Machinery – 3.5%
Atlas Copco AB - Class A	2,421,296	41,677,751
Deere & Co	79,381	31,742,080
Parker-Hannifin Corp	86,200	39,712,340
		113,132,171
Metals & Mining – 2.3%
Freeport-McMoRan Inc	479,110	20,395,713
Rio Tinto PLC	233,259	17,366,303
Teck Resources Ltd	858,691	36,301,066
		74,063,082
Multiline Retail – 2.8%
Amazon.com Inc*	595,354	90,458,087
Oil, Gas & Consumable Fuels – 5.5%
Canadian Natural Resources Ltd	481,472	31,546,973
Cheniere Energy Inc	67,515	11,525,486
ConocoPhillips	246,082	28,562,738
EOG Resources Inc	174,853	21,148,470
Marathon Petroleum Corp	250,250	37,127,090
Suncor Energy Inc	560,191	17,948,606
TC Energy Corp	519,409	20,291,803
TotalEnergies SE	190,048	12,922,156
		181,073,322
Personal Products – 1.8%
Unilever PLC	1,233,238	59,697,616
Pharmaceuticals – 5.3%
AstraZeneca PLC	204,788	27,664,179
Eli Lilly & Co	33,407	19,473,608
Merck & Co Inc	316,518	34,506,792
Novartis AG	229,967	23,212,773
Novo Nordisk A/S - Class B	296,130	30,619,618
Roche Holding AG	53,724	15,622,643
Sanofi	178,703	17,705,397
Zoetis Inc	27,290	5,386,227
		174,191,237
Road & Rail – 0.5%
Uber Technologies Inc*	272,512	16,778,564
Semiconductor & Semiconductor Equipment – 8.2%
Advanced Micro Devices Inc*	165,584	24,408,737
ASML Holding NV	66,878	50,323,119
Broadcom Inc	19,721	22,013,566
Lam Research Corp	28,163	22,058,951
Marvell Technology Inc	191,463	11,547,134
NVIDIA Corp	175,146	86,735,802

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Taiwan Semiconductor Manufacturing Co Ltd	1,906,000	$36,834,219
Texas Instruments Inc	75,531	12,875,014
		266,796,542
Software – 9.6%
Adobe Inc*	39,213	23,394,476
Atlassian Corp - Class A*	4,385	1,043,016
Constellation Software Inc/Canada	5,441	13,491,701
Microsoft Corp	484,935	182,354,957
Palo Alto Networks Inc*	67,554	19,920,324
ServiceNow Inc*	16,655	11,766,591
Synopsys Inc*	66,750	34,370,243
Workday Inc - Class A*	94,556	26,103,129
		312,444,437
Specialty Retail – 1.1%
O'Reilly Automotive Inc*	39,433	37,464,505
Technology Hardware, Storage & Peripherals – 4.5%
Apple Inc	762,637	146,830,502
Textiles, Apparel & Luxury Goods – 1.0%
LVMH Moet Hennessy Louis Vuitton SE	28,680	23,223,595
Moncler SpA	166,824	10,256,630
		33,480,225
Trading Companies & Distributors – 1.9%
Ferguson PLC	324,024	62,291,661
Wireless Telecommunication Services – 1.1%
T-Mobile US Inc	216,568	34,722,347
Total Common Stocks (cost $1,989,238,648)		3,234,959,848
Preferred Stocks– 0.8%
Automobiles – 0.8%
Dr Ing hc F Porsche AG (144A)((cost $23,056,435)	275,220	24,272,681
Private Placements– 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§((cost $9,401,252)	12,941,830	752,787
Warrants– 0%
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*,¢((cost $0)	5,441	0
Investment Companies– 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $5,049,118)	5,048,108	5,049,118
Total Investments (total cost $2,026,745,453) – 100.0%		3,265,034,434
Cash, Receivables and Other Assets, net of Liabilities – 0%		1,489,349
Net Assets – 100%		$3,266,523,783

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,386,011,867	73.1%
United Kingdom	150,513,647	4.6
France	138,453,504	4.2
Canada	127,763,015	3.9
Netherlands	110,020,735	3.4
Sweden	95,742,419	2.9
Switzerland	38,835,416	1.2
Italy	38,054,131	1.2
Denmark	37,739,697	1.2
Taiwan	36,834,219	1.1
Germany	33,096,863	1.0
India	21,317,043	0.7
Ireland	17,362,405	0.5
Hong Kong	17,117,518	0.5
Belgium	8,883,421	0.3
Japan	7,288,534	0.2

Total	$3,265,034,434	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$14,808	$(6)	$(206)	$5,049,118
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	9,543∆	-	-	-
Total Affiliated Investments - 0.2%	$24,351	$(6)	$(206)	$5,049,118

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	2,122,650	36,174,424	(33,247,744)	5,049,118
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	12,504,400	71,401,600	(83,906,000)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $24,272,681, which represents 0.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $752,787, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2023)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$9,401,252	$752,787	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,234,959,848	$-	$-
Preferred Stocks	24,272,681	-	-
Private Placements	-	-	752,787
Warrants	-	-	0
Investment Companies	-	5,049,118	-
Total Assets	$3,259,232,529	$5,049,118	$752,787

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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